Quarterly Results of Operations (Unaudited) (Quarterly Results of Operations) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Results of Operations (Unaudited) [Abstract]
Total interest income	$ 4,651	$ 4,282	$ 4,220	$ 4,226	$ 4,344	$ 4,227	$ 4,325	$ 4,036	$ 17,379	$ 16,932	$ 16,734
Total interest expense	502	479	496	565	628	660	683	627	2,042	2,598	2,900
Net interest income	4,149	3,803	3,724	3,661	3,716	3,567	3,642	3,409	15,337	14,334	13,834
Provision for loan losses	200	140	112	50	110	110	117	20	502	357	415
Mortgage banking income	46	30	60	54	75	54	56	29
Other income	1,136	1,163	1,070	946	1,076	1,039	1,114	891	4,505	4,334	4,233
Merger and acquisition expense	1,595	153	48	10					1,806
Other expense	3,677	3,549	3,573	3,594	3,495	3,338	3,401	3,336	16,199	13,570	13,146
Income before income taxes	(141)	1,154	1,121	1,007	1,262	1,212	1,294	973	3,141	4,741	4,506
Provision for income taxes	(266)	146	120	83	170	154	131	70	83	525	505
Net income	$ 125	$ 1,008	$ 1,001	$ 924	$ 1,092	$ 1,058	$ 1,163	$ 903	$ 3,058	$ 4,216	$ 4,001
Per-share data: Basic earnings	$ 0.02	$ 0.24	$ 0.24	$ 0.22	$ 0.26	$ 0.25	$ 0.28	$ 0.22	$ 0.72	$ 1.01	$ 0.95
Per-share data: Diluted earnings	0.02	0.24	0.24	0.22	0.26	0.25	0.28	0.22	0.72	1.01	0.95
Per-share data: Cash dividends	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.88	$ 0.88	$ 0.88